Borrowings (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended		6 Months Ended		8 Months Ended
	Mar. 31, 2019	Apr. 30, 2021	Apr. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Aug. 26, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Repayments of Debt				$ 140,602	$ 106,107
Secured Debt				$ 115,937
Line of Credit Facility, Interest Rate Description				LIBOR plus spread ranging from 230 bps to 390 bps
Debt Instrument, Unused Borrowing Capacity, Amount				$ 0
Sale Leaseback Transaction, Net Book Value				304,058
Other Assets, Noncurrent				13,204			$ 11,720
Long-term Debt, Gross				969,298			1,087,129
Long-term Line of Credit				413,185			475,949
Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity required for compliance				10,000
Minimum net worth required for compliance				$ 75,000
Total Liabilities to Total Assets ratio				75.00%
Maximum [Member]
Debt Instrument [Line Items]
Minimum liquidity required for compliance				$ 40,000
Minimum net worth required for compliance				$ 125,000
Total Liabilities to Total Assets ratio				80.00%
Sale and Leaseback Agreements $71,500 [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date				March 31, 2018
Finance Lease, Liability				$ 71,500
Vessels financed				four product tankers
Repayment installments				24
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment				$ 1,490
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 35,750
Debt Instrument, Maturity Date, Description				April 2024
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 305 bps
Sale Leaseback Transaction, Net Proceeds, Financing Activities			$ 71,500
Long-term Debt, Gross				$ 52,135			55,115
Debt Instrument, Basis Spread on Variable Rate				3.05%
Sale and Leaseback Agreements $71,500 [Member] | Facility Two Product Tankers [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 32,159
Sale and Leaseback Agreements $103,155 [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 10,234
Finance Lease, Liability				$ 103,155
Vessels financed				three product tankers and to finance two product tankers that were previously financed by Eurobank Ergasias S.A.
Repayment installments				28
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment				$ 2,267
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 39,675
Debt Instrument, Maturity Date, Description				March and April 2026
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 350 bps
Long-term Debt, Gross				$ 73,886			88,654
Debt Instrument, Basis Spread on Variable Rate				3.50%
Sale Leaseback Transaction, Date				April 2019
Sale and Leaseback Agreements $103,155 [Member] | Existing Facilities [Member]
Debt Instrument [Line Items]
Long-term Line of Credit				$ 50,250
Sale and Leaseback Agreements $15,000 [Member]
Debt Instrument [Line Items]
Finance Lease, Liability				$ 15,000
Vessels financed				one product tanker
Repayment installments				60
Debt Instrument, Frequency of Periodic Payment				monthly
Debt Instrument, Periodic Payment				$ 156
Debt Instrument, Maturity Date, Description				August 2024
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 240 bps
Long-term Debt, Gross				$ 11,406			12,344
Debt Instrument, Basis Spread on Variable Rate				2.40%
Sale Leaseback Transaction, Date				August 2019
Sale and Leaseback Agreements $47,220 [Member]
Debt Instrument [Line Items]
Repayments of Debt				$ 3,581
Finance Lease, Liability				$ 47,220
Vessels financed				three product tankers
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment				$ 1,362
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 19,200
Debt Instrument, Description of Variable Rate Basis				LIBOR plus a margin ranging from 350 bps to 360 per annum
Long-term Debt, Gross				$ 34,103			40,408
Sale Leaseback Transaction, Date				September 2019
Sale and Leaseback Agreements $47,220 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description				September 2023
Debt Instrument, Basis Spread on Variable Rate				3.50%
Repayment period (in years)				four
Sale and Leaseback Agreements $47,220 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description				September 2026
Debt Instrument, Basis Spread on Variable Rate				3.60%
Repayment period (in years)				seven
Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Finance Lease, Liability				$ 90,811
Vessels financed				six product tankers
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment				$ 2,824
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 25,810
Debt Instrument, Description of Variable Rate Basis				LIBOR plus a margin ranging from 335 bps to 355 bps per annum
Long-term Debt, Gross				$ 73,851			79,504
Sale Leaseback Transaction, Date				October 2019
Sale and Leaseback Agreements $90,811 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.35%
Repayment period (in years)				three
Sale and Leaseback Agreements $90,811 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.55%
Repayment period (in years)				eight
Sale and Leaseback Agreements $72,053 [Member]
Debt Instrument [Line Items]
Repayments of Debt				$ 6,210
Finance Lease, Liability				$ 72,053
Vessels financed				one MR1, one MR2 and two LR1s
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment				$ 1,791
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 26,963
Debt Instrument, Description of Variable Rate Basis				LIBOR plus a margin ranging from 390 bps to 410 bps per annum
Long-term Debt, Gross				$ 58,677			68,470
Sale Leaseback Transaction, Date				June 2020
Sale and Leaseback Agreements $72,053 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.90%
Repayment period (in years)				four
Sale and Leaseback Agreements $72,053 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				4.10%
Repayment period (in years)				seven
Deposits [Member]
Debt Instrument [Line Items]
Other Assets, Noncurrent				$ 9,058			9,058
Subsidiaries [Member] | Navios Acquistion [Member]
Debt Instrument [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Liquidity per vessel [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity required for compliance				$ 500
Liquidity per vessel [Member] | Maximum [Member]
Debt Instrument [Line Items]
Minimum liquidity required for compliance				$ 1,000
Existing 2021 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Nov. 13, 2013
Debt Instrument, Face Amount				$ 610,000
Debt Instrument, Maturity Date				Nov. 15, 2021
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				8.125%
Additional 2021 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Mar. 31, 2014
Debt Instrument, Face Amount				$ 60,000
Debt instrument, Original issue price percentage				103.25%
Debt Instrument, Redemption Price, Percentage				106.094%
Ship Mortgage Notes $670,000 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral				Nave Spherical
Cash Collateral for Borrowed Securities				$ 5,228
Debt Instrument, Repurchased Face Amount				53,297		$ 151,825
Debt Instrument, Repurchase Amount				42,479		131,898
Gain (Loss) on Repurchase of Debt Instrument				10,698
Repayments of Debt						$ 397,478
Long-term Line of Credit				$ 549,303			$ 602,600
Ship Mortgage Notes $670,000 [Member] | Redemption upon the occurence of certain change of control events [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				101.00%